Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share Based Compensation [Abstract]
Activity for non-vested share awards
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2012	532,333	$8.430
Granted	34,000	$6.110
Vested	(35,998)	$11.027
Non-vested, June 30, 2013	530,335	$8.143